Accounts Receivable, Net (Details) - Schedule of the Allowance for Doubtful Accounts - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of the Allowance for Doubtful Accounts [Abstract]
Balance at beginning	$ 179,475	$ 298,224
Decrease in allowance for doubtful accounts	(1,087)	(124,881)
Foreign exchange difference	(14,266)	6,132
Balance at ending	$ 164,122	$ 179,475